Shareholder Report, Average Annual Return (Details)		12 Months Ended		18 Months Ended	60 Months Ended	120 Months Ended
	May 01, 2023	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000059523
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Corporate/Government Bond Fund	Dunham Corporate/Government Bond Fund
Average Annual Return, Percent		6.13%			(0.78%)	0.77%
C000059524
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
C000059525
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
C000087895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Dynamic Macro Fund	Dunham Dynamic Macro Fund
Average Annual Return, Percent		11.49%			3.57%	2.32%
C000087896
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
C000087897
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
C000059526
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Emerging Markets Stock Fund	Dunham Emerging Markets Stock Fund
Average Annual Return, Percent		13.01%			0.63%	0.56%
C000059527
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
C000059528
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
C000131123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Floating Rate Bond Fund	Dunham Floating Rate Bond Fund
Average Annual Return, Percent		5.44%			3.39%	2.96%
C000131124
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
C000131125
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
C000107185
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Focused Large Cap Growth Fund	Dunham Focused Large Cap Growth Fund
Average Annual Return, Percent		35.37%			14.41%	13.18%
C000107186
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
C000107187
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
C000059529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham High Yield Bond Fund	Dunham High Yield Bond Fund
Average Annual Return, Percent		9.20%			3.47%	3.53%
C000059530
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
C000059531
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
C000131120
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham International Opportunity Bond Fund	Dunham International Opportunity Bond Fund
Average Annual Return, Percent		9.27%			(0.38%)	(0.33%)
C000131121
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
C000131122
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
C000059532
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham International Stock Fund	Dunham International Stock Fund
Average Annual Return, Percent		17.03%			7.96%	5.46%
C000059533
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
C000059534
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
C000059511
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Large Cap Value Fund	Dunham Large Cap Value Fund
Average Annual Return, Percent		24.58%			8.94%	7.65%
C000059512
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
C000059513
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
C000059520
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Long/Short Credit Fund	Dunham Long/Short Credit Fund
Average Annual Return, Percent		(1.44%)			1.05%	2.35%
C000059521
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
C000059522
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
C000066378
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Monthly Distribution Fund
Average Annual Return, Percent		0.86%			0.88%	1.22%
C000066379
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Monthly Distribution Fund
C000066380
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Monthly Distribution Fund
C000059508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Real Estate Stock Fund	Dunham Real Estate Stock Fund
Average Annual Return, Percent		27.75%			(1.45%)	2.72%
C000059509
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Real Estate Stock Fund
C000059510
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Real Estate Stock Fund
C000059514
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Small Cap Growth Fund	Dunham Small Cap Growth Fund
Average Annual Return, Percent		24.81%			9.31%	9.53%
C000059515
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
C000059516
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
C000059517
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dunham Small Cap Value Fund	Dunham Small Cap Value Fund
Average Annual Return, Percent		19.56%			5.79%	6.06%
C000059518
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
C000059519
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
C000241914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund	Dunham U.S. Enhanced Market Fund
Average Annual Return, Percent		33.09%		20.14%
C000241912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
C000241913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Without Sales Load [Member] | C000059523
Average Annual Return [Line Items]
Average Annual Return, Percent		11.09%			0.14%	1.24%
Without Sales Load [Member] | C000059524
Average Annual Return [Line Items]
Average Annual Return, Percent		10.54%			(0.37%)	0.73%
Without Sales Load [Member] | C000059525
Average Annual Return [Line Items]
Average Annual Return, Percent		11.45%			0.39%	1.49%
Without Sales Load [Member] | C000087895
Average Annual Return [Line Items]
Average Annual Return, Percent		18.29%			4.80%	2.93%
Without Sales Load [Member] | C000087896
Average Annual Return [Line Items]
Average Annual Return, Percent		17.36%			4.02%	2.16%
Without Sales Load [Member] | C000087897
Average Annual Return [Line Items]
Average Annual Return, Percent		18.53%			5.05%	3.19%
Without Sales Load [Member] | C000059526
Average Annual Return [Line Items]
Average Annual Return, Percent		19.88%			1.83%	1.16%
Without Sales Load [Member] | C000059527
Average Annual Return [Line Items]
Average Annual Return, Percent		18.99%			1.05%	0.40%
Without Sales Load [Member] | C000059528
Average Annual Return [Line Items]
Average Annual Return, Percent		20.24%			2.09%	1.41%
Without Sales Load [Member] | C000131123
Average Annual Return [Line Items]
Average Annual Return, Percent		10.37%			4.35%	3.44%
Without Sales Load [Member] | C000131124
Average Annual Return [Line Items]
Average Annual Return, Percent		9.82%			3.80%	2.93%
Without Sales Load [Member] | C000131125
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%			4.61%	3.70%
Without Sales Load [Member] | C000107185
Average Annual Return [Line Items]
Average Annual Return, Percent		43.65%			15.78%	13.85%
Without Sales Load [Member] | C000107186
Average Annual Return [Line Items]
Average Annual Return, Percent		42.57%			14.91%	13.01%
Without Sales Load [Member] | C000107187
Average Annual Return [Line Items]
Average Annual Return, Percent		44.02%			16.06%	14.14%
Without Sales Load [Member] | C000059529
Average Annual Return [Line Items]
Average Annual Return, Percent		14.29%			4.44%	4.00%
Without Sales Load [Member] | C000059530
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%			3.92%	3.49%
Without Sales Load [Member] | C000059531
Average Annual Return [Line Items]
Average Annual Return, Percent		14.64%			4.70%	4.26%
Without Sales Load [Member] | C000131120
Average Annual Return [Line Items]
Average Annual Return, Percent		14.47%			0.54%	0.13%
Without Sales Load [Member] | C000131121
Average Annual Return [Line Items]
Average Annual Return, Percent		13.91%			0.05%	(0.38%)
Without Sales Load [Member] | C000131122
Average Annual Return [Line Items]
Average Annual Return, Percent		14.75%			0.77%	0.37%
Without Sales Load [Member] | C000059532
Average Annual Return [Line Items]
Average Annual Return, Percent		24.19%			9.24%	6.09%
Without Sales Load [Member] | C000059533
Average Annual Return [Line Items]
Average Annual Return, Percent		23.20%			8.42%	5.29%
Without Sales Load [Member] | C000059534
Average Annual Return [Line Items]
Average Annual Return, Percent		24.45%			9.51%	6.36%
Without Sales Load [Member] | C000059511
Average Annual Return [Line Items]
Average Annual Return, Percent		32.16%			10.24%	8.30%
Without Sales Load [Member] | C000059512
Average Annual Return [Line Items]
Average Annual Return, Percent		31.14%			9.40%	7.48%
Without Sales Load [Member] | C000059513
Average Annual Return [Line Items]
Average Annual Return, Percent		32.47%			10.51%	8.57%
Without Sales Load [Member] | C000059520
Average Annual Return [Line Items]
Average Annual Return, Percent		4.61%			2.25%	2.95%
Without Sales Load [Member] | C000059521
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%			1.49%	2.18%
Without Sales Load [Member] | C000059522
Average Annual Return [Line Items]
Average Annual Return, Percent		4.98%			2.52%	3.22%
Without Sales Load [Member] | C000066378
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%			2.08%	1.82%
Without Sales Load [Member] | C000066379
Average Annual Return [Line Items]
Average Annual Return, Percent		6.19%			1.31%	1.05%
Without Sales Load [Member] | C000066380
Average Annual Return [Line Items]
Average Annual Return, Percent		7.31%			2.34%	2.08%
Without Sales Load [Member] | C000059508
Average Annual Return [Line Items]
Average Annual Return, Percent		35.49%			(0.28%)	3.33%
Without Sales Load [Member] | C000059509
Average Annual Return [Line Items]
Average Annual Return, Percent		34.52%			(1.03%)	2.55%
Without Sales Load [Member] | C000059510
Average Annual Return [Line Items]
Average Annual Return, Percent		35.79%			(0.04%)	3.58%
Without Sales Load [Member] | C000059514
Average Annual Return [Line Items]
Average Annual Return, Percent		32.41%			10.61%	10.18%
Without Sales Load [Member] | C000059515
Average Annual Return [Line Items]
Average Annual Return, Percent		31.26%			9.78%	9.35%
Without Sales Load [Member] | C000059516
Average Annual Return [Line Items]
Average Annual Return, Percent		32.69%			10.89%	10.45%
Without Sales Load [Member] | C000059517
Average Annual Return [Line Items]
Average Annual Return, Percent		26.87%			7.05%	6.69%
Without Sales Load [Member] | C000059518
Average Annual Return [Line Items]
Average Annual Return, Percent		25.93%			6.25%	5.89%
Without Sales Load [Member] | C000059519
Average Annual Return [Line Items]
Average Annual Return, Percent		27.20%			7.32%	6.96%
Without Sales Load [Member] | C000241914
Average Annual Return [Line Items]
Average Annual Return, Percent		39.33%		23.89%
Without Sales Load [Member] | C000241912
Average Annual Return [Line Items]
Average Annual Return, Percent		38.34%		23.00%
Without Sales Load [Member] | C000241913
Average Annual Return [Line Items]
Average Annual Return, Percent		39.70%		24.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Average Annual Return, Percent		32.79%			11.08%	9.06%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Average Annual Return, Percent		32.79%			11.08%	9.06%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Net
Average Annual Return, Percent		32.79%			11.08%	9.06%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		24.33%			5.78%	4.79%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		24.33%			5.78%	4.79%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		24.33%			5.78%	4.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg Global Aggregate ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Average Annual Return, Percent		8.65%			(2.87%)	(0.85%)
Bloomberg Global Aggregate ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Average Annual Return, Percent		8.65%			(2.87%)	(0.85%)
Bloomberg Global Aggregate ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Average Annual Return, Percent		8.65%			(2.87%)	(0.85%)
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		24.33%			5.78%	4.79%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		24.33%			5.78%	4.79%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent		24.33%			5.78%	4.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%			(0.23%)	1.49%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%			15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%		25.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%		25.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		38.02%		25.11%
Morningstar Intermediate Core Plus Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Average Annual Return, Percent		12.39%			0.92%	2.41%
Morningstar Intermediate Core Plus Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Average Annual Return, Percent		12.39%			0.92%	2.41%
Morningstar Intermediate Core Plus Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Average Annual Return, Percent		12.39%			0.92%	2.41%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent		25.89%			8.12%	7.46%
Morningstar Tactical Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Average Annual Return, Percent		21.58%			6.71%	5.55%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent		25.89%			8.12%	7.46%
Morningstar Tactical Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Average Annual Return, Percent		21.58%			6.71%	5.55%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent		25.89%			8.12%	7.46%
Morningstar Tactical Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Average Annual Return, Percent		21.58%			6.71%	5.55%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent		25.31%			3.93%	3.43%
Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent		23.91%			5.02%	4.30%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent		25.31%			3.93%	3.43%
Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent		23.91%			5.02%	4.30%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent		25.31%			3.93%	3.43%
Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent		23.91%			5.02%	4.30%
Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return, Percent		10.55%			5.60%	4.50%
Morningstar Bank Loan Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Average Annual Return, Percent		11.28%			5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return, Percent		10.55%			5.60%	4.50%
Morningstar Bank Loan Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Average Annual Return, Percent		11.28%			5.61%	4.88%
Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Average Annual Return, Percent		10.55%			5.60%	4.50%
Morningstar Bank Loan Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Average Annual Return, Percent		11.28%			5.61%	4.88%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.77%			19.00%	16.18%
Morningstar Large Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Average Annual Return, Percent		42.50%			16.01%	14.08%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.77%			19.00%	16.18%
Morningstar Large Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Average Annual Return, Percent		42.50%			16.01%	14.08%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		43.77%			19.00%	16.18%
Morningstar Large Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Average Annual Return, Percent		42.50%			16.01%	14.08%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent		16.41%			4.39%	4.78%
Morningstar High-Yield Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Average Annual Return, Percent		15.57%			4.57%	4.78%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent		16.41%			4.39%	4.78%
Morningstar High-Yield Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Average Annual Return, Percent		15.57%			4.57%	4.78%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent		16.41%			4.39%	4.78%
Morningstar High-Yield Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Average Annual Return, Percent		15.57%			4.57%	4.78%
Morningstar Global Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Average Annual Return, Percent		10.57%			(0.06%)	1.40%
Morningstar Global Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Average Annual Return, Percent		10.57%			(0.06%)	1.40%
Morningstar Global Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Average Annual Return, Percent		10.57%			(0.06%)	1.40%
Morningstar Foreign Large Cap Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Cap Blend Category
Average Annual Return, Percent		23.22%			6.56%	5.61%
Morningstar Foreign Large Cap Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Cap Blend Category
Average Annual Return, Percent		23.22%			6.56%	5.61%
Morningstar Foreign Large Cap Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Cap Blend Category
Average Annual Return, Percent		23.22%			6.56%	5.61%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		30.98%			10.14%	8.87%
Morningstar Large Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Average Annual Return, Percent		30.69%			11.45%	9.82%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		30.98%			10.14%	8.87%
Morningstar Large Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Average Annual Return, Percent		30.69%			11.45%	9.82%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		30.98%			10.14%	8.87%
Morningstar Large Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Average Annual Return, Percent		30.69%			11.45%	9.82%
Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Average Annual Return, Percent		11.92%			3.42%	3.45%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return, Percent		8.41%			5.37%	4.69%
Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Average Annual Return, Percent		11.92%			3.42%	3.45%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return, Percent		8.41%			5.37%	4.69%
Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Average Annual Return, Percent		11.92%			3.42%	3.45%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Average Annual Return, Percent		8.41%			5.37%	4.69%
Morningstar Event Driven Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Event Driven Category
Average Annual Return, Percent		8.16%			5.14%	4.98%
Credit Suisse Merger Arb Liquidity Beta Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Merger Arb Liquidity Beta Index
Average Annual Return, Percent		4.06%			4.12%	3.57%
Morningstar Event Driven Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Event Driven Category
Average Annual Return, Percent		8.16%			5.14%	4.98%
Credit Suisse Merger Arb Liquidity Beta Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Merger Arb Liquidity Beta Index
Average Annual Return, Percent		4.06%			4.12%	3.57%
Morningstar Event Driven Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Event Driven Category
Average Annual Return, Percent		8.16%			5.14%	4.98%
Credit Suisse Merger Arb Liquidity Beta Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Merger Arb Liquidity Beta Index
Average Annual Return, Percent		4.06%			4.12%	3.57%
Dow Jones US Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Average Annual Return, Percent		34.29%			3.93%	6.49%
Morningstar Real Estate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Real Estate Category
Average Annual Return, Percent		34.17%			4.55%	6.68%
Dow Jones US Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones US Real Estate Index
Average Annual Return, Percent		34.29%			3.93%	6.49%
Morningstar Real Estate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Real Estate Category
Average Annual Return, Percent		34.17%			4.55%	6.68%
Dow Jones US Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Average Annual Return, Percent		34.29%			3.93%	6.49%
Morningstar Real Estate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Real Estate Category
Average Annual Return, Percent		34.17%			4.55%	6.68%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		36.49%			7.92%	8.15%
Morningstar Small Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Average Annual Return, Percent		35.19%			9.96%	10.02%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		36.49%			7.92%	8.15%
Morningstar Small Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Average Annual Return, Percent		35.19%			9.96%	10.02%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		36.49%			7.92%	8.15%
Morningstar Small Cap Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Average Annual Return, Percent		35.19%			9.96%	10.02%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		31.77%			8.42%	7.33%
Morningstar Small Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Average Annual Return, Percent		28.30%			11.23%	8.59%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		31.77%			8.42%	7.33%
Morningstar Small Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Average Annual Return, Percent		28.30%			11.23%	8.59%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		31.77%			8.42%	7.33%
Morningstar Small Cap Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Average Annual Return, Percent		28.30%			11.23%	8.59%
Morningstar Moderately Conservative Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category
Average Annual Return, Percent		19.01%		9.82%
Morningstar Moderately Conservative Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category
Average Annual Return, Percent		19.01%		9.82%
Morningstar Moderately Conservative Allocation Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Category
Average Annual Return, Percent		19.01%		9.82%